Northwestern Mutual Series Fund, Inc.

Supplement Dated January 4, 2013 to the

Statement of Additional Information Dated May 1, 2012

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2012, as supplemented June 29, 2012 and December 14, 2012. You should read this Supplement together with the SAI. Please retain this Supplement for future reference.

Update Regarding Advisory Fee Waiver Agreements

Effective January 1, 2013, the SAI is hereby amended by deleting the fifth paragraph currently set forth on page B-64 under the “Advisory Fee Waiver Agreements” portion of the sub-section of the SAI section titled “The Adviser,” under “INVESTMENT ADVISORY AND OTHER SERVICES,” and replacing it with the following language:

“With respect to the Money Market Portfolio, Mason Street Advisors has voluntarily agreed to waive its entire management fee on a temporary basis. This voluntary waiver will be reviewed periodically by Mason Street Advisors in light of market and economic developments and may be revised or discontinued at any time without advance notice.”

Updates Regarding Series Fund Management

Effective January 1, 2013, Kate M. Fleming replaced R. David Ells as President of the Fund. Appendix B – Directors and Officers - of the SAI is hereby revised by deleting information about Mr. Ells and updating Ms. Fleming’s information as follows:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Kate M. Fleming 720 East Wisconsin Ave. Milwaukee, WI 53202 1962	President	2013*	Vice President – Operations since 2004 and Treasurer since 2008 of Mason Street Advisors, LLC.	N/A	N/A
*

Each of the directors will hold office until the next annual meeting of the shareholders and until a successor is elected and qualifies, or until his or her death, resignation or removal, provided that no director may serve a term or successive terms totaling more than twelve (12) years. The twelve year service limitation commences on the later of May 1, 2003 or date of the director’s initial election or appointment as a director. Each officer holds office until their successor shall have been duly elected or until their prior death, resignation or removal. Notwithstanding the foregoing, the Fund’s By-Laws provide that a director who has attained the age of seventy (70) on or before the first quarterly board meeting in a calendar year shall retire effective at the end of the meeting. If a director attains age seventy (70) after the first quarterly board meeting in a calendar year, he or she shall retire effective at the end of the first quarterly board meeting in the following calendar year.

Northwestern Mutual Series Fund, Inc.

Supplement Dated January 4, 2013 to the

Statement of Additional Information for the

Commodities Return Strategy Portfolio Dated May 1, 2012

This Supplement revises certain information contained in the Statement of Additional Information (“SAI”) for the Commodities Return Strategy Portfolio of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2012, as supplemented on December 14, 2012. You should read this Supplement together with the SAI. Please retain this Supplement for future reference.

Updates Regarding Series Fund Management

Effective January 1, 2013, Kate M. Fleming replaced R. David Ells as President of the Fund. Appendix B – Directors and Officers - of the SAI is hereby revised by deleting information about Mr. Ells and updating Ms. Fleming’s information as follows:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Kate M. Fleming 720 East Wisconsin Ave. Milwaukee, WI 53202 1962	President	2013*	Vice President – Operations since 2004 and Treasurer since 2008 of Mason Street Advisors, LLC.	N/A	N/A
*

Each of the directors will hold office until the next annual meeting of the shareholders and until a successor is elected and qualifies, or until his or her death, resignation or removal, provided that no director may serve a term or successive terms totaling more than twelve (12) years. The twelve year service limitation commences on the later of May 1, 2003 or date of the director’s initial election or appointment as a director. Each officer holds office until their successor shall have been duly elected or until their prior death, resignation or removal. Notwithstanding the foregoing, the Fund’s By-Laws provide that a director who has attained the age of seventy (70) on or before the first quarterly board meeting in a calendar year shall retire effective at the end of the meeting. If a director attains age seventy (70) after the first quarterly board meeting in a calendar year, he or she shall retire effective at the end of the first quarterly board meeting in the following calendar year.